Goodwill (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill impairment losses		$ 31,445	$ 33,801
Derecognized goodwill due to company dispositions of 7Road and Doyo		114,700
Doyo [Member]
Goodwill [Line Items]
Goodwill impairment losses	$ 1,900
RaidCall [Member]
Goodwill [Line Items]
Goodwill impairment losses			$ 33,800
MoboTap [Member]
Goodwill [Line Items]
Goodwill impairment losses		$ 29,600